Income Taxes - Schedule of Reconciles Hong Kong Statutory Rates (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income (Loss) Attributable to Parent, before Tax [Abstract]
Profit before income taxes		$ 188,153	$ 958,424	$ 963,596
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 31,045	$ 158,140	$ 158,993
Reconciling items:
Tax effect of income that is not taxable	[1]			(1,693)
Tax effect of expenses that are not deductible		24,174	1,011
Effect of two-tier Tax Rate			(21,120)
Income tax expense		$ 55,219	$ 138,031	$ 157,300

[1]	Income that is not taxable mainly consisted of interest and government subsidies which are non-taxable under Hong Kong income tax law.